INVESTMENT SECURITIES - Investments in debt securities at fair value through OCI (Details) - Financial assets measured at fair value through other comprehensive income, category [member] - Investment securities at fair value [member] - COP ($)
$ in Millions
	Dec. 31, 2023	Dec. 31, 2022
Debt securities [member]
Disclosure of financial assets [line items]
Cost	$ 24,517,308	$ 25,447,717
Unrealized Gain	178,985	49,657
Unrealized Losses	(1,369,517)	(3,035,569)
Fair Value	23,326,776	22,461,805
ECL	12,972	12,686
Securities issued or secured by Colombian Government
Disclosure of financial assets [line items]
Cost	17,626,642	17,891,099
Unrealized Gain	146,608	15,293
Unrealized Losses	(982,457)	(2,353,520)
Fair Value	16,790,793	15,552,872
ECL	7,204	6,845
Securities issued or secured by other Colombian Government entities
Disclosure of financial assets [line items]
Cost	898,373	885,106
Unrealized Gain	6,213	28
Unrealized Losses	(40,798)	(95,886)
Fair Value	863,788	789,248
ECL	1,183	1,059
Securities issued or secured by foreign Governments
Disclosure of financial assets [line items]
Cost	2,717,651	3,734,594
Unrealized Gain	6,385	17,215
Unrealized Losses	(216,998)	(355,354)
Fair Value	2,507,038	3,396,455
ECL	611	1,210
Securities issued or secured by central banks
Disclosure of financial assets [line items]
Cost	194,480	242,047
Unrealized Losses	(48,991)	(47,949)
Fair Value	145,489	194,098
ECL	56	27
Securities issued or secured by other financial entities
Disclosure of financial assets [line items]
Cost	2,159,892	1,718,512
Unrealized Gain	19,370	304
Unrealized Losses	(36,615)	(95,912)
Fair Value	2,142,647	1,622,904
ECL	2,398	2,316
Securities issued or secured by non-financial sector entities
Disclosure of financial assets [line items]
Cost	215,877	57,252
Unrealized Gain	156
Unrealized Losses	(1,462)	(3,445)
Fair Value	214,571	53,807
ECL	822	257
Other debt securities
Disclosure of financial assets [line items]
Cost	704,393	919,107
Unrealized Gain	253	16,817
Unrealized Losses	(42,196)	(83,503)
Fair Value	662,450	852,421
ECL	$ 698	$ 972